Long-term Debt (Details)	7 Months Ended		12 Months Ended
	Jul. 31, 2015 USD ($)	Jul. 22, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 25, 2015 USD ($)	Aug. 09, 2012
Debt Instrument [Line Items]
Amount outstanding			$ 123,250,000	$ 134,950,000
Loan reference interest rate			LIBOR
Gain from debt extinguishment			$ 0	$ 6,435,000	$ 0
Weighted average interest rate			3.55%	3.50%	3.34%
Loan repayment			$ 11,700,000	$ 38,165,000	$ 22,700,000
ABN AMRO Bank N.V. $100,000,000 secured loan agrement
Debt Instrument [Line Items]
Issuance date			May 06, 2011
Loan amount			$ 100,000,000
Number of instalments			24
Frequency of periodic payment			quarterly
Periodic payment			$ 1,925,000
Amount outstanding			$ 65,350,000	73,050,000
Date of first required payment			Aug. 31, 2011
Balloon payment			$ 53,800,000
Loan reference interest rate			LIBOR
Loan interest rate margin			3.00%
ABN AMRO Bank N.V. $100,000,000 - Amending and restating agreement
Debt Instrument [Line Items]
Loan interest rate margin			3.35%
ABN AMRO Bank N.V. $100,000,000 - Amending and restating agreement | HSH Nordbank
Debt Instrument [Line Items]
Percentage of rights and interest tranferred							33.33%
ABN AMRO Bank N.V. $100,000,000 - Amending and restating agreement | ITF International Transport Finance Suisse AG
Debt Instrument [Line Items]
Percentage of rights and interest tranferred							32.00%
Unicredit Bank AG $30,000,000 secured loan agreement
Debt Instrument [Line Items]
Issuance date			May 17, 2011
Loan amount			$ 30,000,000
Number of instalments			24
Frequency of periodic payment			quarterly
Periodic payment			$ 750,000
Amount outstanding			$ 16,500,000	16,500,000
Date of first required payment			Aug. 31, 2011
Balloon payment			$ 12,000,000
Loan reference interest rate			LIBOR
Loan interest rate margin			3.00%
Unicredit Bank AG $30,000,000 - Supplemental loan agreement to amend the financial covenants
Debt Instrument [Line Items]
Number of instalments			6
Frequency of periodic payment			quarterly
Periodic payment			$ 750,000
Date of first required payment			Feb. 29, 2016
Balloon payment			$ 12,000,000
Loan prepayment				3,000,000
Unicredit Bank AG $30,000,000 - Supplemental loan agreement to amend the financial covenants | Deferred instalment portion
Debt Instrument [Line Items]
Number of instalments			4
Credit Suisse AG $22,000,000 First loan agreement
Debt Instrument [Line Items]
Issuance date			Jul. 12, 2011
Loan amount			$ 22,000,000
Number of instalments			24
Frequency of periodic payment			quarterly
Periodic payment			$ 475,000
Date of first required payment			Aug. 31, 2011
Balloon payment			$ 10,600,000
Loan reference interest rate			LIBOR
Loan interest rate margin			3.00%
Credit Suisse AG $22,000,000 Second loan agreement
Debt Instrument [Line Items]
Issuance date			Jul. 18, 2011
Loan amount			$ 22,000,000
Number of instalments			24
Frequency of periodic payment			quarterly
Periodic payment			$ 475,000
Date of first required payment			Aug. 31, 2011
Balloon payment			$ 10,600,000
Loan reference interest rate			LIBOR
Loan interest rate margin			3.00%
Credit Suisse AG $31,650,000 secured loan agreement
Debt Instrument [Line Items]
Issuance date			Nov. 11, 2014
Loan amount			$ 31,650,000
Amount outstanding			$ 31,650,000	31,650,000
Date of first required payment			May 31, 2016
Balloon payment			$ 25,420,000
Loan reference interest rate			LIBOR
Loan interest rate margin			3.00%
Credit Suisse AG $31,650,000 secured loan agreement | First Instalment
Debt Instrument [Line Items]
Number of instalments			1
Periodic payment			$ 850,000
Credit Suisse AG $31,650,000 secured loan agreement | From 2nd to 5th instalment
Debt Instrument [Line Items]
Number of instalments			4
Frequency of periodic payment			quarterly
Periodic payment			$ 1,345,000
ABN AMRO Bank N.V. $25,000,000 secured loan agreement
Debt Instrument [Line Items]
Issuance date			Jun. 27, 2012
Loan amount			$ 25,000,000
Number of instalments			12
Frequency of periodic payment			quarterly
Periodic payment			$ 1,250,000
Amount outstanding			$ 9,750,000	$ 13,750,000
Date of first required payment			Oct. 31, 2012
Balloon payment			$ 10,000,000
Loan reference interest rate			LIBOR
Loan interest rate margin			3.75%
ABN AMRO Bank N.V. $25,000,000 supplemental loan agreement to amend the financial covenants
Debt Instrument [Line Items]
Amount outstanding						$ 11,250,000
Date of first required payment			Jul. 31, 2015
Balloon payment			$ 8,000,000
Loan repayment	$ 1,250,000
ABN AMRO Bank N.V. $25,000,000 supplemental loan agreement to amend the financial covenants | First Instalment
Debt Instrument [Line Items]
Number of instalments			1
Periodic payment			$ 1,250,000
ABN AMRO Bank N.V. $25,000,000 supplemental loan agreement to amend the financial covenants | From 2nd to 9th instalment
Debt Instrument [Line Items]
Number of instalments			8
Frequency of periodic payment			quarterly
Periodic payment			$ 250,000
Commerzbank $30,250,000 secured loan agreement
Debt Instrument [Line Items]
Issuance date			Jul. 29, 2011
Loan amount			$ 30,250,000
Outstanding amount of loan extinguished		$ 21,450,000
Loan early repayment		15,015,000
Gain from debt extinguishment		$ 6,435,000